AlphaMark Fund
Schedule of Investments
May 31, 2022 (Unaudited)

Common Stocks - 32.2%	Shares	Value
Communications - 2.9%
Entertainment Content - 1.1%
Take-Two Interactive Software, Inc. *	1,758	$ 218,924

Internet Media & Services - 0.9%
Alphabet, Inc. - Class C *	81	184,743

Telecommunications - 0.9%
Verizon Communications, Inc.	3,666	188,029

Consumer Discretionary - 3.1%
E-Commerce Discretionary - 0.4%
Amazon.com, Inc. *	36	86,551

Home Construction - 0.5%
Toll Brothers, Inc.	1,757	88,676

Leisure Products - 0.4%
Polaris, Inc.	807	85,986

Retail - Discretionary - 1.8%
AutoZone, Inc. *	71	146,235
Lowe's Companies, Inc.	614	119,914
Ross Stores, Inc.	1,021	86,805
		352,954
Consumer Staples - 2.9%
Food - 1.0%
Tyson Foods, Inc. - Class A	2,268	203,235

Household Products - 0.8%
Estée Lauder Companies, Inc. (The) - Class A	586	149,225

Retail - Consumer Staples - 1.1%
Kroger Company (The)	4,325	229,096

Energy - 1.8%
Oil & Gas Producers - 1.8%
Marathon Petroleum Corporation	3,494	355,654

AlphaMark Fund
Schedule of Investments (Continued)

Common Stocks - 32.2% (Continued)	Shares	Value
Financials - 3.4%
Banking - 1.3%
Fifth Third Bancorp	3,843	$ 151,529
Western Alliance Bancorp	1,410	114,732
		266,261
Institutional Financial Services - 1.2%
Goldman Sachs Group, Inc. (The)	412	134,662
Intercontinental Exchange, Inc.	1,086	111,196
		245,858
Insurance - 0.9%
Arthur J. Gallagher & Company	1,047	169,551

Health Care - 5.4%
Biotech & Pharma - 3.4%
Bristol-Myers Squibb Company	3,007	226,878
Regeneron Pharmaceuticals, Inc. *	370	245,955
Vertex Pharmaceuticals, Inc. *	822	220,830
		693,663
Health Care Facilities & Services - 1.0%
Molina Healthcare, Inc. *	710	206,056

Medical Equipment & Devices - 1.0%
Thermo Fisher Scientific, Inc.	346	196,379

Industrials - 2.8%
Commercial Support Services - 0.6%
Waste Management, Inc.	834	132,197

Electrical Equipment - 1.1%
AMETEK, Inc.	809	98,269
Hubbell, Inc.	608	115,435
		213,704
Engineering & Construction - 0.7%
Quanta Services, Inc.	1,123	133,637

Transportation & Logistics - 0.4%
United Parcel Service, Inc. - Class B	495	90,214

Materials - 1.1%
Chemicals - 0.4%
Celanese Corporation	308	48,209

AlphaMark Fund
Schedule of Investments (Continued)

Common Stocks - 32.2% (Continued)	Shares	Value
Materials - 1.1% (Continued)
Chemicals - 0.4% (Continued)
Eastman Chemical Company	384	$ 42,301
		90,510
Containers & Packaging - 0.7%
International Paper Company	802	38,857
Packaging Corporation of America	646	101,602
		140,459
Technology - 8.8%
Semiconductors - 1.9%
Broadcom, Inc.	376	218,129
ON Semiconductor Corporation *	2,643	160,377
		378,506
Software - 0.8%
SS&C Technologies Holdings, Inc.	2,436	155,880

Technology Hardware - 3.4%
Amphenol Corporation - Class A	2,626	186,078
Apple, Inc.	1,408	209,568
TD SYNNEX Corporation	1,485	154,217
Zebra Technologies Corporation - Class A *	404	136,629
		686,492
Technology Services - 2.7%
Global Payments, Inc.	1,521	199,311
International Business Machines Corporation	1,344	186,601
Leidos Holdings, Inc.	1,641	171,485
		557,397

Total Common Stocks (Cost $4,821,853)		$ 6,499,837

Exchange-Traded Funds - 53.0%	Shares	Value
Communication Services Select Sector SPDR® Fund (The)	16,146	$ 971,666
Consumer Discretionary Select Sector SPDR® Fund (The)	7,325	1,132,006
Consumer Staples Select Sector SPDR® Fund (The)	14,815	1,103,273
Energy Select Sector SPDR® Fund (The)	4,191	365,455
Financial Select Sector SPDR® Fund (The)	41,724	1,479,950
Health Care Select Sector SPDR® Fund (The)	14,816	1,959,120
Industrial Select Sector SPDR® Fund (The)	11,653	1,103,539
Materials Select Sector SPDR® Fund (The)	4,276	367,864
Real Estate Select Sector SPDR® Fund (The)	14,200	627,924
Technology Select Sector SPDR® Fund (The)	10,824	1,520,231

AlphaMark Fund
Schedule of Investments (Continued)

Exchange-Traded Funds - 53.0% (Continued)		Shares	Value
Utilities Select Sector SPDR® Fund (The)		875	$ 65,039
Total Exchange-Traded Funds (Cost $9,379,057)			$ 10,696,067

Purchased Put Option Contracts - 0.1%	Contracts	Notional Amount	Value
Marathon Petroleum Corporation, 6/21/2022 at $88	50	$ 508,950	$ 1,575
Marathon Petroleum Corporation, 6/21/2022 at $95	50	508,950	5,200
Utilities Select SPDR® Fund (The), 7/18/2022 at $72	100	743,300	11,900
Total Put Option Contracts (Cost $55,975)		$ 1,761,200	$ 18,675

Money Market Funds - 14.7%		Shares	Value
First American Government Obligations Fund - Class X, 0.66% (a) (Cost $2,957,474)		2,957,474	$ 2,957,474

Total Investments at Value - 100.0% (Cost $17,214,359)			$ 20,172,053

Liabilities in Excess of Other Assets - (0.0%) (b)			(8,160)

Total Net Assets - 100.0%			$ 20,163,893

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of May 31, 2022.
(b)	Percentage rounds to less than 0.1%.

The average monthly notional value of purchased put option contracts during the nine months ended May 31, 2022 was $657,067.

AlphaMark Fund
Schedule of Open Written Option Contracts
May 31, 2022 (Unaudited)

Written Option Contracts	Contracts	Notional Amount	Value
Call Option Contracts
Consumer Staples Select SPDR® Fund (The), 07/18/2022 at $74	28	$ 208,516	$ 5,684
Health Care Select SPDR® Fund (The), 07/18/2022 at $133	15	198,345	4,635
Marathon Petroleum Corporation, 07/18/2022 at $100	20	203,580	12,600
Total Written Call Option Contracts (Premiums received $16,633)		$ 610,441	$ 22,919

The average monthly notional value of written call option contracts and written put option contracts during the nine months ended May 31, 2022 was $992,697 and $472,547, respectively. As of May 31, 2022, the Fund did not hold any written put option contracts.